Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance And Operating Leases
Finance lease and operating lease costs	$ 181,780	$ 155,267
Expenses relating to short-term leases	66,717	11,217
Total lease cost	$ 248,497	$ 166,484